CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

16. CONVERTIBLE REDEEMABLE PREFERRED SHARES

On November 4, 2005, the Company issued the first batch of 60,000,000 Series A convertible redeemable preferred shares with a conversion price of US$0.05 per share to third-party investors (“Series A Investors”) in exchange for total consideration of US$3,000. Simultaneous with the Company’s issuance of Series A preferred shares, the Company issued call options to the Series A Investors which allowed each Series A Investors to purchase additional Series A convertible redeemable preferred shares with an aggregate exercise price of US$1,500 and the Company’s ordinary shares with an aggregate exercise price of US$1,500. In addition, the Series A Investors granted a put option to the Company which allowed the Company to request the Series A Investors to purchase additional Series A convertible redeemable preferred shares with an aggregate exercise price of US$1,500. On January 18, 2007, the Company issued an additional 22,500,000 Series A Preferred Shares at nil consideration. Concurrently, the Company and the Series A Investors also agreed to cancel the put and call options and effectively adjusted the conversion for all Series A convertible redeemable preferred shares to US$0.03636 per share.

On January 18, 2007, the Company issued 165,825,000 Series B convertible redeemable preferred shares with a conversion price of US$0.03636 per share to third-party investors in exchange for total consideration of US$6,030. Simultaneously with the Company’s issuance of Series B convertible redeemable preferred shares, the Company granted a contingent purchase right to the investors of Series B convertible redeemable preferred shares (“Series B Investors”) which allowed the Series B Investors to purchase additional Series B convertible redeemable preferred shares. On July 27, 2007, the Company issued an additional 112,875,000 Series B convertible redeemable preferred shares for an aggregate purchase price of US$6,020 upon the exercise of the right.

On November 20, 2007, the Company issued 308,770,154 Series C convertible redeemable preferred shares with a conversion price of US$0.08113 per share to third-party investors in exchange for total consideration of US$25,050.

On June 20, 2008, the Company issued 209,737,212 Series D convertible redeemable preferred shares with a conversion price of US$0.14304 per share to third-party investors in exchange for total consideration of US$30,000.

On November 25, 2009, the Company issued 209,849,890 Series E convertible redeemable preferred shares with a conversion price of US$0.19085 per share to third-party investors in exchange for total consideration of US$40,050.

On September 9, 2010, the Company issued 100,465,709 Series F convertible redeemable preferred shares with a conversion price of US$0.49768 per share to third-party investors in exchange for total consideration of US$50,000.

The significant terms of Series A, Series B, Series C, Series D, Series E and Series F convertible redeemable preferred shares (collectively, the “Preferred Shares”) are summarized below:

Voting

Each holder of Preferred Shares is entitled to the number of votes equal to the number of shares of ordinary shares into which such holder’s Preferred Shares could be converted and having voting rights and powers equal to the voting rights and powers of the ordinary shares.

Dividends

Each holder of Preferred Shares is entitled to receive dividends when and if declared by the Board of Directors of the Company.

Ranking

Pursuant to the Preferred Shares agreement, the holders of Preferred Shares rank, as to dividends and upon liquidation, senior and prior to the ordinary shares issued by the Company.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company or any deemed liquidation event (e.g., change in control) as defined in the Preferred Shares agreements, each holder of Preferred Shares is entitled to receive, prior to and in preference to holders of ordinary shares, an amount equal to the original issuance price plus any declared and unpaid dividends. If at the time of any liquidation event, the liquidation proceeds are either greater or lesser than the entire assets and funds of the Company legally available for distribution amongst the holder of Preferred Shares and holders of ordinary shares, the assets and funds of the Company shall be distributed ratably amongst the holders of Preferred Shares first. After distribution in full to the holders of Preferred Shares, the remaining assets and funds of the Company available for distribution shall be distributed ratably amongst the holders of ordinary shares.

Conversion Rights

All Preferred Shares can be converted into ordinary shares as determined by the applicable original issue price divided by the applicable conversion price in effect at the time of conversion.

The holders of Preferred Shares shall have the following conversion rights:

a.  Upon a Qualified Public Offering, as defined in the Preferred Shares agreement:

1) for the period from November 4, 2005 to November 20, 2007, if the offering price per share is not at least 200% of the original purchase price, and the conversion price of Series A and B convertible redeemable preferred shares are adjusted such that each preferred share is convertible into that number of ordinary shares equal to 200% of the original purchase price divided by the offering price per share of such public offering for each Series A and B convertible redeemable preferred shares;

2) for the period from November 20, 2007 to June 20, 2008, if the offering price per share is not at least 300% of each original purchase price of Series A, B and C, each conversion price of series A, B and C convertible redeemable preferred shares are adjusted such that each preferred share is convertible into that number of ordinary shares equal to 300% of the original purchase price divided by the offering price per share of such public offering, for each Series A, B and C convertible redeemable preferred shares; and

3) beginning June 20, 2008 and thereafter, the conversion price adjustment conditions were removed and no such term exists for the Preferred Shares.

b.         If the Company issues new equity securities for consideration per share less than the conversion price for any series of Preferred Shares, then the conversion price shall be reduced to the consideration per share received by the Company.

c.          All of the Preferred Shares shall automatically be converted into ordinary shares at the then- effective conversion price of each issuance (i.e., conversion price as adjusted for any triggering event described in b. above) upon the closing of a Qualified Public Offering, as defined in the Preferred Shares agreements.

Redemption

There is no redemption term in the Preferred Shares, except all Preferred Shares are redeemable upon a liquidation event, which includes deemed liquidation events (e.g., change in control) as defined in the Preferred Shares agreement.

Registration Rights

The Preferred Shares also contain registration rights which allow each holder of the Preferred Shares to demand the Company to file a registration statement covering the offer and sale of the securities at any time after a qualified public offering. The Company is required to use its best efforts to effect the registration if requested, but there is no requirement to pay any consideration in the event registration is not successful.

Accounting for the Convertible Redeemable Preferred Shares

The Preferred Shares have been classified as mezzanine equity as they are redeemable upon a liquidation event, including a deemed liquidation event (e.g., change in control) as noted above.

The holders of the Preferred Shares for all series have the ability to convert the shares into the Company’s ordinary shares. The conversion option did not require bifurcation because it did not meet the net settlement criterion to be considered a derivative as the underlying ordinary shares are not publicly traded nor readily convertible into cash.

No beneficial conversion feature was recognized for the Preferred Shares as the fair value per ordinary share at each issuance date was less than the most favorable conversion price for each issuance.

Upon completion of the IPO in December 2010, each convertible redeemable preferred share automatically converted into either one Class A or Class B ordinary share. The numbers of Class A and Class B shares that have been issued upon conversion of all the Preferred Shares were 895,261,758 and 294,761,207, respectively.